INCOME TAXES	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17. INCOME TAXES

The CIT Law of the PRC stipulates that domestically-owned enterprises and foreign-invested enterprises (the “FIEs”) are subject to a uniform tax rate of 25%. While the CIT Law sets equalized the tax rates for domestically-owned enterprises and FIEs, preferential tax treatment may be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether they were domestically-owned enterprises or FIEs. Jinshang Leasing and Dongsheng Guarantee are both subject to income tax at a rate of 25% for the year ending June 30, 2016 and were subject to the same rate for the year end June 30, 2015.

Under the CIT Law, investment income from security funds is exempted from enterprise income tax.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits of the position, and measures the unrecognized benefits associated with the tax position. For year ended June 30, 2016 and 2015, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liabilities for unrecognized tax benefits within the next 12 months. The Company will classify interest and penalties, if any, related to income tax matters in income tax expense.

The Company’s WFOEs are subject to income taxes in China and are subject to routine corporate income tax audits. Management believes that the WFOEs’ tax return positions are fully supported, but tax authorities may challenge certain positions, which may not be fully sustained. Determining the income tax expense for these potential assessments and recording the related effects requires management judgments and estimates. The amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in the Company’s income tax expense and, therefore, could have a material impact on the Company’s provision for income tax, net income and cash flows. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty and the timing of the resolution and/or closure of audits is not certain. If any issues addressed in tax audits of the Company's WFOEs are resolved in a manner not consistent with management's expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs.

Income tax payable comprises:

	June 30, 2016	June 30, 2015
Dongsheng Guarantee	$2,083,683	$1,621,710
Jinshang Leasing	427,164	1,446,042
Jinchen Agriculture	-	5
	$2,510,847	$3,067,757

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid as of June 30, 2016 and 2015.The effective tax rate for the years ended June 30, 2016 and 2015 were 6.2% and 10.7%, respectively.

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	For the years ended
	June 30, 2016	June 30, 2015
PRC statutory tax	25.0%	25.0%
Effect of non-deductible expenses	0.0%	0.0%
Effect of non-taxable income	(28.5)%	(14.3)%
Others	9.7%	0.0%
Effective tax rate	6.2%	10.7%

Deferred tax arose from the difference in tax and accounting base of the deductible allowance for guarantee loss and lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

As of June 30, 2016 and 2015, the Company had net deferred tax assets of $428,524 and $414,479, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The management considered all available evidence, both positive and negative, in determining the realizability of deferred tax assets at June 30, 2016. Management considered carry back availability, the scheduled reversals of deferred tax liabilities, projected future taxable income during the reversal periods, and tax planning strategies in making this assessment. Management also considered recent history of taxable income, trends in the Company’s earnings and tax rate, positive financial ratios, and the impact of the downturn in the current economic environment (including the impact of credit on allowance and provision for guarantee and direct financing lease losses; and the impact on funding levels) on the Company. Based upon its assessment, management believes that a valuation allowance was not necessary as of June 30, 2016.

	June 30, 2016	June 30, 2015

Deferred income tax assets
Provision for direct financing lease	208,215	75,600
Direct financing lease incomes	220,309	338,879

Total deferred income tax assets	428,524	414,479
Less: Valuation allowance	-	-
Net total deferred income tax assets	428,524	414,479

Deferred income tax liabilities
Direct financing lease losses	-	-
Allowance for guarantee	477,398	969,094
Other difference	-	154,648

Total Deferred income tax liabilities	477,398	1,123,742

As of June 30, 2016 and 2015, the Company intends to permanently reinvest the undistributed earnings of its operating subsidiaries to fund future operations.

For the years ended June 30, 2016, we have not been selected for examination by the applicable tax authority and no resolution of tax audits were expected to be material to the financial statements.